LOSS PER SHARE - Narrative (Details)	3 Months Ended	12 Months Ended
	Sep. 22, 2026 shares	Jun. 30, 2026 shares	Jun. 30, 2025 shares	Jun. 30, 2024 shares
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in shares)		18,031,866	45,006,752	83,195,741
Issue of shares – exercise of options (in shares)		2,118,279	1,525,000	11,262,000
Major ordinary share transactions
Earnings per share [line items]
Issue of shares – share placements (in shares)	22,750,000
Issue of shares – exercise of options (in shares)	106,093
Major Restricted Stock Units Transactions
Earnings per share [line items]
Issued to director (in shares)	58,584
Major Options Transactions
Earnings per share [line items]
Issued to contractor (in shares)	947,062
Share options
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in shares)		6,872,710
Performance Rights
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in shares)		7,048,486
Restricted Stock Units
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in shares)		4,110,670